Other information about investments - Profit and loss and balance sheet related to the principal associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investments
Non-current assets	€ 93,292	€ 90,269
Total assets	142,606	152,130
Non-current liabilities	51,041	48,075
Total liabilities	88,962	96,900
Net equity	53,644	55,230	€ 44,519	€ 37,493
Book value of the investment	12,630	12,092	5,887
Revenues and other income	94,816	133,687	77,771
Other operating income (expense)	478	(1,736)	903
Operating profit (loss)	8,257	17,510	12,341
Finance income (expense)	(473)	(925)	(788)
Income (expense) from investments	2,444	5,464	(868)
Profit (loss) before income taxes	10,228	22,049	10,685
Income taxes	(5,368)	(8,088)	(4,845)
Profit (loss)	4,860	13,961	5,840
Other comprehensive income (loss)	(1,551)	1,757	2,051
Total other comprehensive income (loss)	3,309	15,718	7,891
Profit (loss) attributable to Eni	4,771	13,887	€ 5,821
Abu Dhabi Oil Refining Co (Takreer)
Disclosure of detailed information about investments
Current assets	3,506	3,730
- of which cash and cash equivalent	196	150
Non-current assets	17,036	17,896
Total assets	20,542	21,626
Current liabilities	648	2,681
Non-current liabilities	7,722	6,458
- of which non-current financial liabilities	4,972	5,366
Total liabilities	8,370	9,139
Net equity	€ 12,172	€ 12,487
Eni's % of the investment	20.00%	20.00%
Book value of the investment	€ 2,434	€ 2,497
Revenues and other income	29,259	36,240
Operating expense	(26,459)	(32,916)
Other operating income (expense)	(738)	(702)
Depreciation, amortization and impairments	(426)	(741)
Operating profit (loss)	1,636	1,881
Finance income (expense)	(154)	(83)
Profit (loss) before income taxes	1,482	1,798
Profit (loss)	1,482	1,798
Other comprehensive income (loss)	(412)	646
Total other comprehensive income (loss)	1,070	2,444
Profit (loss) attributable to Eni	296	360
Dividends received from the associate	277	142
Var Energi ASA
Disclosure of detailed information about investments
Current assets	1,502	1,612
- of which cash and cash equivalent	665	417
Non-current assets	15,784	15,821
Total assets	17,286	17,433
Current liabilities	1,843	3,044
- of which current financial liabilities		561
Non-current liabilities	14,734	13,179
- of which non-current financial liabilities	3,586	2,404
Total liabilities	16,577	16,223
Net equity	€ 709	€ 1,210
Eni's % of the investment	63.04%	63.08%
Book value of the investment	€ 447	€ 763
Revenues and other income	6,335	9,520
Operating expense	(1,242)	(1,280)
Depreciation, amortization and impairments	(1,840)	(1,881)
Operating profit (loss)	3,253	6,359
Finance income (expense)	(148)	(495)
Profit (loss) before income taxes	3,105	5,864
Income taxes	(2,541)	(4,768)
Profit (loss)	564	1,096
Other comprehensive income (loss)	(48)	(144)
Total other comprehensive income (loss)	516	952
Profit (loss) attributable to Eni	356	691
Dividends received from the associate	640	469
QatarEnergy LNG NFE (5)
Disclosure of detailed information about investments
Non-current assets	1,884
Total assets	1,884
Current liabilities	83
Non-current liabilities	44
Total liabilities	127
Net equity	€ 1,757
Eni's % of the investment	25.00%
Book value of the investment	€ 439
Operating expense	(18)
Operating profit (loss)	(18)
Finance income (expense)	3
Profit (loss) before income taxes	(15)
Income taxes	4
Profit (loss)	(11)
Other comprehensive income (loss)	(55)
Total other comprehensive income (loss)	(66)
Profit (loss) attributable to Eni	€ (3)
Coral FLNG SA
Disclosure of detailed information about investments
Current assets		578
- of which cash and cash equivalent		25
Non-current assets		7,386
Total assets		7,964
Current liabilities		695
- of which current financial liabilities		1
Non-current liabilities		5,949
- of which non-current financial liabilities		5,926
Total liabilities		6,644
Net equity		€ 1,320
Eni's % of the investment	25.00%	25.00%
Book value of the investment		€ 330
Revenues and other income		59
Operating expense		(49)
Depreciation, amortization and impairments		(4)
Operating profit (loss)		6
Finance income (expense)		553
Profit (loss) before income taxes		559
Income taxes		1
Profit (loss)	€ (161)	560
Other comprehensive income (loss)	(38)	29
Total other comprehensive income (loss)	€ (199)	589
Profit (loss) attributable to Eni		140
Qatar Liquefied Gas Company Limited (9)
Disclosure of detailed information about investments
Other comprehensive income (loss)		(16)
Total other comprehensive income (loss)		(16)
Novamont SpA
Disclosure of detailed information about investments
Profit (loss)		(152)
Other comprehensive income (loss)		(107)
Total other comprehensive income (loss)		(259)
ADNOC Global Trading Ltd
Disclosure of detailed information about investments
Eni's % of the investment	20.00%
Profit (loss)	€ 602	849
Other comprehensive income (loss)	(27)	5
Total other comprehensive income (loss)	575	854
Other associates
Disclosure of detailed information about investments
Current assets	6,209	4,828
- of which cash and cash equivalent	472	284
Non-current assets	13,791	8,830
Total assets	20,000	13,658
Current liabilities	5,738	4,220
- of which current financial liabilities	551	411
Non-current liabilities	9,860	4,220
- of which non-current financial liabilities	9,723	4,056
Total liabilities	15,598	8,440
Net equity	4,402	5,218
Book value of the investment	1,001	1,381
Revenues and other income	36,559	37,846
Operating expense	(36,070)	(36,754)
Other operating income (expense)	(168)	(10)
Depreciation, amortization and impairments	(73)	(247)
Operating profit (loss)	248	835
Finance income (expense)	(111)	(14)
Income (expense) from investments	43	3
Profit (loss) before income taxes	180	824
Income taxes	13	(26)
Profit (loss)	193	798
Other comprehensive income (loss)	(153)	(81)
Total other comprehensive income (loss)	40	717
Profit (loss) attributable to Eni	22	411
Dividends received from the associate	€ 143	€ 97